S000048870 [Member] Expense Example - DoubleLine Strategic Commodity Fund	Mar. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 113
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	642
Expense Example, with Redemption, 10 Years	1,426
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	775
Expense Example, with Redemption, 10 Years	$ 1,707